Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Management fee income	Management fee income

	Year ended December 31,
	2018	2019	2020
	(US$ in millions)
LVS	$1	$—	$—
Fellow subsidiaries	4	5	4
	$5	$5	$4

Management fee expense	Management fee expense

	Year ended December 31,
	2018	2019	2020
	(US$ in millions)
LVS	$20	$19	$10
Fellow subsidiaries	7	7	3
	$27	$26	$13

Related party balances	Period-end balances between the Group and related companies

		June 30,	December 31,
		2021	2020
		(US$ in millions)
	Notes	(Unaudited)	(Audited)
Receivables from related companies:
LVS		$—	$1

Payables to related companies:
LVS		$4	$—
Intermediate holding company		4	3
	11	$8	$3
Year-end balances between the Group and related companies

	December 31,
	2019	2020
	(US$ in millions)
Receivables from related companies:
LVS	$—	$1
Fellow subsidiary	2	—
	$2	$1

The receivables from related companies are unsecured, interest free and have a credit term of 45 days.

		December 31,
		2019	2020
	Note	(US$ in millions)
Payables to related companies:
LVS		$3	$—
Intermediate holding company		5	3
Fellow subsidiaries		1	—
	20	$9	$3